Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2023	June 30, 2024
	RM	RM	USD
Bank borrowings
- Current	77,277	107,726	22,837
- Non-current	245,322	170,444	36,132
Total bank borrowings	322,599	278,170	58,969

Other borrowings – current	600,000	600,000	127,194

Total borrowings	922,599	878,170	186,163